Share capital, share premium and own shares - Transactions in Prudential plc shares (Details) - GBP (£) £ in Millions	6 Months Ended	12 Months Ended
	Jun. 30, 2018	Dec. 31, 2017	Mar. 31, 2018
Transactions in Prudential plc shares
Cost of own shares deducted from retained earnings	£ 197.0	£ 250.0
Shares held in trust for employee incentive plans
Transactions in Prudential plc shares
Number of shares held	9,700,000	11,400,000	14,900,000
Market value of shares held	£ 168.0	£ 218.0
Number of shares purchased	1,800,000	3,900,000
Cost of shares purchased	£ 32.2	£ 66.1
Shares held in authorized investment funds
Transactions in Prudential plc shares
Cost of own shares deducted from retained earnings	£ 46.0	£ 71.0
Number of shares held	4,800,000	6,400,000
Market value of shares held	£ 84.0	£ 121.0
Net number of shares on acquisitions (disposed)	(1,556,423)	372,029
Net increase (decrease) to book cost	£ (24.4)	£ 9.4